CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,568,261	$ 12,322,982
Restricted cash	19,764,900	13,799,018
Notes receivable - bank acceptance notes	10,851,616	17,636,928
Accounts receivable, net of allowance for doubtful accounts of $384,311 and $37,347 respectively	48,049,722	13,332,492
Inventories	17,222,664	27,949,781
Advance to suppliers	41,391,174	25,072,350
Other current assets	6,495,241	3,343,302
Notes receivable from related party - bank acceptance notes		3,024,895
Accounts receivable from related party	20,799	707,487
Total Current Assets	145,364,377	117,189,235
Property, plant and equipment, net	11,022,916	12,029,612
Land use rights, net	4,380,708	4,306,091
Prepayment for plant and equipment	7,869,529	7,562,237
TOTAL ASSETS	168,637,530	141,087,175
Current Liabilities
Notes payable - bank acceptance notes	24,848,628	26,014,096
Short-term bank loans	47,966,209	38,325,414
Accounts payable	948,475	2,493,665
Customer deposits	459,915	833,768
Income tax payable	4,792	662,585
Other payables and accrued expenses	324,423	94,510
Total Current Liabilities	74,552,442	68,424,038
Long-term bank loans	4,718,094
TOTAL LIABILITIES	79,270,536	68,424,038
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2011 and 2010, respectively	200,000	200,000
Additional paid-in capital	33,884,656	33,338,096
Statutory reserve	3,884,808	2,674,457
Retained earnings	36,224,467	25,887,113
Accumulated other comprehensive income	5,295,641	2,192,996
TOTAL SHAREHOLDERS' EQUITY	79,489,572	64,292,662
Non-controlling interest	9,877,422	8,370,475
TOTAL EQUITY	89,366,994	72,663,137
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 168,637,530	$ 141,087,175